INVESTMENTS - Investment in equity instruments designated as at fair value through other comprehensive income (Details) - Orchard Therapeutics Plc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Proportion of ownership interest in associates	0.00%	0.00%	0.54%
Non-current investments in equity instruments designated at fair value through other comprehensive income at start of the period	$ 0	$ 2,020	$ 403
Initial recognition from a business combination	220	0	0
Fair value adjustments through OCI (pre-tax)	0	106	1,573
Disposal of investment designated as at FVOCI	(220)	(2,098)	0
Currency translation	0	(28)	44
Non-current investments in equity instruments designated at fair value through other comprehensive income at end of period	$ 0	$ 0	$ 2,020